UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06173

UBS Municipal Money Market Series

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2009

Item 1. Schedule of Investments

UBS RMA New Jersey Municipal Money Fund

Schedule of investments – September 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—85.32%
New Jersey Building Authority Building Revenue,
Subseries A-1,
0.210%, VRD	6,690,000	6,690,000
Subseries A-2,
0.210%, VRD	3,000,000	3,000,000
Subseries A-3,
0.210%, VRD	1,415,000	1,415,000
Subseries A-4,
0.210%, VRD	7,195,000	7,195,000
New Jersey Economic Development Authority Economic Development Revenue (Duke Farms Foundation Project),
Series A,
0.270%, VRD	5,000,000	5,000,000
New Jersey Economic Development Authority Gas Facilities Revenue Refunding (Pivotal),
0.220%, VRD	14,300,000	14,300,000
New Jersey Economic Development Authority Industrial Development Revenue (Pennwell Holdings LLC Project),
0.640%, VRD	1,950,000	1,950,000
New Jersey Economic Development Authority Natural Gas Facilities Revenue (South Jersey),
0.400%, VRD[1]	8,200,000	8,200,000
New Jersey Economic Development Authority Revenue (Bancroft Neurohealth Project),
0.370%, VRD	3,575,000	3,575,000
New Jersey Economic Development Authority Revenue (Community Options, Inc. Project),
0.540%, VRD	3,655,000	3,655,000
New Jersey Economic Development Authority Revenue (Cooper Health System Project),
Series A,
0.320%, VRD	3,200,000	3,200,000
New Jersey Economic Development Authority Revenue (CPC Behavioral Healthcare),
Series A,
0.540%, VRD	2,995,000	2,995,000
New Jersey Economic Development Authority Revenue (Kenwood USA Corp. Project),
0.400%, VRD	405,000	405,000
New Jersey Economic Development Authority Revenue (Lawrenceville School Project),
0.270%, VRD	2,000,000	2,000,000
New Jersey Economic Development Authority Revenue (Oak Hill Academy Project),
0.540%, VRD	1,725,000	1,725,000
New Jersey Economic Development Authority Revenue (Peddie School Project),
0.280%, VRD	4,800,000	4,800,000
New Jersey Economic Development Authority Revenue (Presbyterian Homes Assisted),
Series B,
0.320%, VRD	3,400,000	3,400,000
New Jersey Economic Development Authority Revenue Refunding (Cranes Mill Project),
Series B,
0.350%, VRD	3,800,000	3,800,000
New Jersey Economic Development Authority Revenue Refunding (First Mortgage Franciscan),
0.340%, VRD	6,000,000	6,000,000
New Jersey Economic Development Authority Revenue (Republic Services, Inc. Project),
0.330%, VRD[1]	2,910,000	2,910,000
New Jersey Economic Development Authority Revenue (Thermal Energy Limited Partnership),
0.320%, VRD[1]	1,000,000	1,000,000
0.350%, VRD[1]	230,000	230,000
New Jersey Economic Development Authority Revenue (Young Mens Christian Association),
0.540%, VRD	1,220,000	1,220,000

UBS RMA New Jersey Municipal Money Fund

Schedule of investments – September 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New Jersey Economic Development Authority School Revenue (Facilities Construction),
Subseries R-1,
0.330%, VRD	5,120,000	5,120,000
Subseries R-3,
0.220%, VRD	6,300,000	6,300,000
New Jersey Economic Development Authority Speciality Facilities Revenue (Port Newark Container LLC),
0.310%, VRD[1]	5,000,000	5,000,000
New Jersey Educational Facilities Authority Revenue (Centenary College),
Series A,
0.350%, VRD	3,630,000	3,630,000
New Jersey Health Care Facilities Authority (St. Peter’s Hospital),
Series B,
0.210%, VRD	1,800,000	1,800,000
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.),
Series B,
0.300%, VRD	3,700,000	3,700,000
New Jersey Health Care Facilities Financing Authority Revenue (Computer Program),
Subseries A-6,
0.290%, VRD	3,205,000	3,205,000
New Jersey Health Care Facilities Financing Authority Revenue,
Series A3,
0.320%, VRD	2,420,000	2,420,000
New Jersey Health Care Facilities Financing Authority Revenue (Somerset Medical Center),
0.320%, VRD	4,585,000	4,585,000
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health),
Series B,
0.250%, VRD	4,850,000	4,850,000
Series C,
0.270%, VRD	1,000,000	1,000,000
New Jersey Health Care Facilities Financing Authority Revenue (Wiley Mission Project),
0.370%, VRD	1,700,000	1,700,000
New Jersey Highway Authority Garden State Parkway General Revenue Refunding (SR Parkway) (Pre-refunded with State & Local Government Securities to 01/01/10 @ 101),
5.625%, due 01/01/10	2,850,000	2,916,060
New Jersey State Turnpike Authority Turnpike Revenue,
Series B,
0.300%, VRD	12,800,000	12,800,000
Series C,
0.350%, VRD	4,800,000	4,800,000
Series D,
0.300%, VRD	200,000	200,000
Burlington County Bridge Community Revenue (Lutheran Home Project),
Series A,
0.370%, VRD	2,305,000	2,305,000
California Department of Water Resources Power Supply Revenue,
Series B-2,
0.270%, VRD	1,300,000	1,300,000
Camden County Improvement Authority Revenue (Senior Redevelopment- Harvest Village Project),
Series A,
0.300%, VRD	7,075,000	7,075,000
Christian County Association of County’s Leasing Trust Lease Program,
Series A,
0.300%, VRD	1,680,000	1,680,000
Colts Neck Township Bond Anticipation Notes,
2.000%, due 08/18/10	1,500,000	1,507,805

UBS RMA New Jersey Municipal Money Fund

Schedule of investments – September 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(concluded)
Delaware River Joint Toll Bridge Commission Bridge Revenue,
Series B-1,
0.400%, VRD	6,840,000	6,840,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding,
Series B,
0.320%, VRD	1,390,000	1,390,000
Englewood Cliffs Bond Anticipation Notes,
2.500%, due 05/07/10	1,595,000	1,610,102
Essex County Improvement Authority Revenue (The Childrens Institute Project),
0.540%, VRD	1,580,000	1,580,000
Hopatcong Borough Bond Anticipation Notes,
2.500%, due 09/17/10	700,000	707,297
Jackson County Pollution Control Revenue Refunding (Chevron USA, Inc. Project),
0.270%, VRD	10,400,000	10,400,000
Kinnelon Bond Anticipation Notes,
3.500%, due 12/11/09	2,029,900	2,035,507
Mercer County Bond Anticipation Notes,
Series A,
2.250%, due 01/14/10	5,000,000	5,018,302
Lincoln County Pollution Control Revenue (ExxonMobil Project),
0.230%, VRD	7,600,000	7,600,000
Port Authority of New York & New Jersey (JP Morgan PUTTERs, Series 3090),
0.460%, VRD[1,2,3]	3,335,000	3,335,000
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue,
Series A,
0.400%, VRD	2,000,000	2,000,000
Puerto Rico Commonwealth Refunding (Public Improvement),
Series B,
0.260%, VRD	2,500,000	2,500,000
Ridgewood Bond Anticipation Notes,
2.250%, due 01/22/10	2,949,000	2,962,586
Rutgers State University Refunding,
Series A,
0.200%, VRD	1,655,000	1,655,000
Rutgers State University,
Series G,
0.250%, VRD	17,500,000	17,500,000
Shelby County Lease Revenue,
Series A,
0.300%, VRD	1,430,000	1,430,000
South Orange Village Township Bond Anticipation Notes,
1.750%, due 09/09/10	1,700,000	1,711,815
Union County Industrial Pollution Control Financing Authority Pollution Control Revenue Refunding (ExxonMobil Project),
0.130%, VRD	1,500,000	1,500,000
University of Delaware Revenue,
0.350%, VRD	2,100,000	2,100,000

Total municipal bonds and notes (cost—$240,434,474)		240,434,474

Tax-exempt commercial paper—13.25%
Columbia University,
0.350%, due 10/15/09	3,900,000	3,900,000
Exelon Corp.,
0.350%, due 12/01/09	4,000,000	4,000,000
New Jersey Economic Development Authority (Chambers Cogen),
1.100%, due 10/01/09	3,600,000	3,600,000

UBS RMA New Jersey Municipal Money Fund

Schedule of investments – September 30, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
New Jersey Economic Development Authority (Keystone Energy Service Co.),
0.350%, due 12/01/09	10,000,000	10,000,000
Princeton University,
0.380%, due 10/14/09	2,830,000	2,830,000
Public Service Electric & Gas,
0.430%, due 11/30/09	8,000,000	8,000,000
Salem Communications,
0.430%, due 11/30/09	5,000,000	5,000,000

Total tax-exempt commercial paper (cost—$37,330,000)		37,330,000

	Number of shares
Money market fund[4]—1.31%
BlackRock Liquidity Fund New Jersey Municipal Fund Portfolio Institutional Class,
0.284%, (cost—$3,700,000)	3,700,000	3,700,000

Total investments (cost—$281,464,474 which approximates cost for federal income tax purposes)[5]—99.88%		281,464,474

Other assets in excess of liabilities—0.12%		326,136

Net assets (applicable to 281,786,259 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		281,790,610

[1]	Securities subject to Alternative Minimum Tax.
[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represent 1.18% of net assets as of September 30, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]

The fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

[4]	Rate shown reflects yield at September 30, 2009.
[5]

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

U.S. generally accepted accounting principles require disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical investments.

Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund’s investments.

	Quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	240,434,474	—	240,434,474
Tax-exempt commercial paper	—	37,330,000	—	37,330,000
Money market fund	—	3,700,000	—	3,700,000

Total	—	281,464,474	—	281,464,474

UBS RMA New Jersey Municipal Money Fund

Schedule of investments – September 30, 2009 (unaudited)

PUTTERs	Puttable Tax-Exempt Receipts

VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of September 30, 2009 and reset periodically.

Weighted average maturity—16 days

For more information regarding the Funds’s other significant accounting policies, please refer to the Funds’s annual report to shareholders dated June 30, 2009.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Municipal Money Market Series

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date: November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date: November 30, 2009

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: November 30, 2009